As filed with the Securities and Exchange Commission on May 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Brooklyn Capital Management, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2011

Date of reporting period:  3/31/2011

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2011 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 70.13%
Closed-End Funds - 49.48%
Adams Express Company	276,839	$3,144,891
Alpine Global Premier Properties Fund	128,616	901,598
American Strategic Income Portfolio II	30,640	276,986
American Strategic Income Portfolio III	24,405	186,454
Bancroft Fund, Ltd.	41,401	724,932
BlackRock Credit Allocation Income Trust II, Inc.	25,000	245,750
BlackRock Credit Allocation Income Trust IV	119,353	1,446,558
Boulder Growth & Income Fund, Inc.	316,668	2,090,009
Boulder Total Return Fund, Inc. (a)	184,149	3,086,337
DWS High Income Opportunities Fund, Inc.	38,130	558,605
DWS RREEF Real Estate Fund, Inc. (a)(c)(f)(g)	126,913	11,803
DWS RREEF Real Estate Fund II, Inc. (a)(c)(f)(g)	201,612	28,831
First Opportunity Fund, Inc. (a)	279,106	2,023,519
First Trust Strategic High Income Fund III	38,342	164,487
Gabelli Global Multimedia Trust, Inc.	220,929	1,725,455
The GDL Fund	52,932	716,170
H&Q Healthcare Investors	74,683	1,069,461
H&Q Life Sciences Investors	79,305	953,246
Korea Equity Fund, Inc. (a)	12,881	175,310
Liberty All-Star Equity Fund, Inc.	896,516	4,715,674
Liberty All-Star Growth Fund, Inc.	369,360	1,702,750
LMP Capital and Income Fund, Inc.	299,583	3,984,454
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	54,271	862,366
Macquarie Global Infrastructure Total Return Fund, Inc.	80,776	1,471,739
Morgan Stanley Asia Pacific Fund, Inc.	33,412	569,340
Neuberger Berman Real Estate Securities Income Fund, Inc.	6,520	26,862
The New Ireland Fund, Inc.	43,269	331,008
Nuveen Multi-Strategy Income and Growth Fund	85,000	721,650
Nuveen Multi-Strategy Income and Growth Fund 2	38,528	344,826
RiverSource LaSalle International Real Estate Fund, Inc.	163,406	1,616,085
Royce Focus Trust, Inc. (a)	17,500	146,125
Royce Micro-Cap Trust, Inc.	440,426	4,509,962
Royce Value Trust, Inc.	348,093	5,357,151
SunAmerica Focused Alpha Growth Fund, Inc.	171,990	3,441,520
Taiwan Greater China Fund (a)	44,009	317,309
Tri-Continental Corporation	387,319	5,662,604
TS&W/Claymore Tax-Advantaged Balanced Fund	18,029	198,499
The Zweig Total Return Fund, Inc.	245,749	852,749
		56,363,075
Auction Rate Preferred Securities - 15.70% (b)(c)
BlackRock California Municipal 2018 Term Trust - Series M7, 0.396%	100	2,118,750
BlackRock Municipal 2018 Term Trust - Series W7, 0.381%	100	2,118,750
BlackRock Municipal Bond Trust - Series R7, 0.381%	75	1,593,750
BlackRock Municipal Bond Trust - Series T7, 0.381%	75	1,593,750
BlackRock Municipal Income Quality Trust - Series F7, 0.396%	60	1,275,000
BlackRock MuniHoldings Fund, Inc. - Series C, 1.460%	25	539,063
BlackRock MuniHoldings Fund II, Inc. - Series A, 0.381%	50	1,062,500
BlackRock MuniHoldings New York Quality Fund, Inc. - Series B, 0.381%	1	20,625
BlackRock MuniHoldings New York Quality Fund, Inc. - Series D, 0.396%	21	433,125

BlackRock MuniHoldings New York Quality Fund, Inc. - Series E, 0.381%	1	20,625
BlackRock New York Municipal Bond Trust - Series T7, 0.381%	52	1,040,000
Invesco Quality Municipal Investment Trust - Series A, 0.132%	53	2,226,000
Neuberger Berman Real Estate Securities Income Fund, Inc. - Series B, 1.478%	44	1,078,000
Neuberger Berman Real Estate Securities Income Fund, Inc. - Series D, 1.477%	42	1,029,000
Neuberger Berman Real Estate Securities Income Fund, Inc. - Series E, 1.474%	45	1,102,500
Neuberger Berman Real Estate Securities Income Fund, Inc. - Series F, 1.483%	10	245,000
Nuveen California Dividend Advantage Municipal Fund - Series TH, 0.381%	8	180,000
Nuveen Investment Quality Municipal Fund, Inc. - Series M, 0.396%	4	90,000
Western Asset Premier Bond Fund - Series M, 0.240%	6	120,000
		17,886,438
Business Development Companies - 2.00%
Equus Total Return, Inc. (a)	45,592	118,539
MVC Capital, Inc.	157,806	2,165,098
		2,283,637
Open-End Funds - 2.95%
Westcore Blue Chip Fund (c)	293,230	3,354,552
		3,354,552
Total Investment Companies (Cost $68,643,488)		79,887,702

COMMON STOCKS - 20.42%
Grocery Stores - 0.24%
Winn-Dixie Stores, Inc. (a)	37,703	269,199
Motor Vehicles & Passenger Car Bodies - 0.22%
General Motors Company (a)	8,193	254,229
Pharmaceuticals Preparations - 0.07%
Myrexis, Inc. (a)	19,896	76,799
Real Estate Investment Trusts - 0.84%
Agree Realty Corporation	21,186	475,626
Gyrodyne Company of America, Inc. (a)	6,500	477,750
		953,376
Retail-Auto Dealers & Gasoline Stations - 4.65%
Casey's General Stores, Inc.	135,871	5,298,969
Special Purpose Acquisition Vehicle - 14.40%
57th Street General Acquisition Corporation (a)	106,525	1,059,924
Australia Acquisition Corporation (a)	250,000	2,410,000
Cazador Acquisition Corporation, Ltd. (a)	200,000	1,928,000
China VantagePoint Acquisition Company (a)(i)	27,130	161,423
FlatWorld Acquisition Corporation (a)(h)	105,702	1,055,963
Hicks Acquisition Company II, Inc. (a)	200,000	2,018,000
JWC Acquisition Corporation (a)(h)	300,000	3,084,000
L&L Acquisition Corporation (a)	100,000	1,003,000
Lone Oak Acquisition Corporation (a)	81,430	651,440
Prime Acquisition Corporation (a)(h)	51,442	514,420
RLJ Acquisition, Inc. (a)	251,000	2,515,020
		16,401,190
Total Common Stocks (Cost $23,127,707)		23,253,762

PREFERRED STOCKS - 1.05%
General Motors Corporation/Motors Liquidation Company, 7.250% (a)	22,969	156,189
General Motors Corporation/Motors Liquidation Company, 7.250% (a)	20,407	138,768
General Motors Corporation/Motors Liquidation Company, 7.250% (a)	51,549	350,533
General Motors Corporation/Motors Liquidation Company, 7.375% (a)	41,920	285,056
General Motors Corporation/Motors Liquidation Company, 7.375% (a)	8,412	57,202
General Motors Corporation/Motors Liquidation Company, 7.500% (a)	29,694	201,919
Total Preferred Stocks (Cost $1,282,354)		1,189,667

CONVERTIBLE PREFERRED STOCKS - 0.66%
General Motors Corporation/Motors Liquidation Company - Series B, 5.250% (a)	15,351	111,295
General Motors Corporation/Motors Liquidation Company - Series C, 6.250% (a)	88,211	644,822
Total Convertible Preferred Stocks (Cost $792,154)		756,117

			Principal
			Amount
	CORPORATE BONDS - 5.34%
	The Rouse Company LP	$
	6.750%, 11/09/2015		1,550,000	1,612,000
	Washington Mutual, Inc.
	0.000%, 09/17/2012 (d)		3,000,000	3,015,000
	5.250%, 09/15/2017 (d)		1,300,000	1,452,750
	Total Corporate Bonds (Cost $6,096,095)			6,079,750

	ESCROW NOTES - 0.00%
	GGP LP (c)(d)		1,800,000	0
	Total Escrow Notes (Cost $0)			0

	STRUCTURED LIFE SETTLEMENT NOTES - 1.11%
	Cedar Lane Series A-2 Notes (a)(c)(f)		1,260,000	1,260,000
	Total Structured Life Settlement Notes (Cost $1,260,000)			1,260,000

			Shares
	WARRANTS - 0.19%
	57th Street General Acquisition Corporation
	Expiration: August 2016,
	Exercise Price: $11.50 (a)		70,277	56,222
	Australia Acquisition Corporation
	Expiration: October 2015,
	Exercise Price: $11.50 (a)		250,000	73,750
	Cazador Acquisition Corporation, Ltd.
	Expiration: October 2015,
	Exercise Price: $7.50 (a)		200,000	90,000
	Total Warrants (Cost $168,417)			219,972

	RIGHTS - 0.05%
	Gabelli Global Multimedia Trust, Inc. (a)		220,929	58,546
	Total Rights (Cost $72,400)			58,546

	MONEY MARKET FUNDS - 0.97%
	Fidelity Institutional Government Portfolio - Class I, 0.014% (e)		553,485	553,485
	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.063% (e)		555,465	555,465
	Total Money Market Funds (Cost $1,108,950)			1,108,950
	Total Investments (Cost $102,551,565) - 99.92%			113,814,466
	Other Assets in Excess of Liabilities - 0.08%			95,437
	TOTAL NET ASSETS - 100.00%			$113,909,903

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rates shown represent the rates at March 31, 2011.
(c)	Fair valued securities. The total market value of these securities was $22,541,624, representing 19.79% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at March 31, 2011.
(f)	Illiquid security.
(g)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h)	Each unit consists of one share of common stock and one warrant.
(i)	Each unit consists of one share of common stock, one half of a non-transferrable warrant and one half of a transferrable warrant.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities.  The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers.  Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities.  A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities.  If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).  Various factors may be reviewed in order to make a good faith determination of a security’s fair value.  The auction rate preferred securities and the structured life settlement notes are valued at cost, unless other observable market events occur.  The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market.  Current transactions in similar securities in the marketplace are evaluated.  Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.  If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued.  The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various input and valuation techniques used in measuring fair value.  Fair value inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies	$58,606,078	$3,395,186	$17,886,438	$79,887,702
Common Stocks	11,649,779	11,603,983	-	23,253,762
Preferred Stocks	-	1,189,667	-	1,189,667
Convertible Preferred Stocks	-	756,117	-	756,117
Corporate Bonds	-	6,079,750	-	6,079,750
Escrow Notes	-	-	0	0
Structured Life Settlement Notes	-	-	1,260,000	1,260,000
Warrants	146,222	73,750	-	219,972
Rights	58,546	-	-	58,546
Money Market Funds	1,108,950	-	-	1,108,950
Total	$71,569,575	$23,098,453	$19,146,438	$113,814,466

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of December 31, 2010			$19,966,625
Accrued discounts / premiums			-
Realized gain (loss)			160,000
Change in unrealized appreciation (depreciation)			499,813
Purchases			120,000
Sales			(1,600,000)
Transfers in and / or out of Level 3			-
Balance as of March 31, 2011			$19,146,438

There were transfers from Level 1 to Level 2 of $3,469,924 using market value as of March 31, 2011.  The transfers were due to lack of trading volume on March 31, 2011.  There were transfers from Level 2 to Level 1 of $3,130,185 using market value as of March 31, 2011.  The transfers were due to increased trading volume on March 31, 2011.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$102,551,565
Gross unrealized appreciation	11,805,411
Gross unrealized depreciation	(542,510)
Net unrealized appreciation	$11,262,901

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Special Opportunities Fund, Inc.

By (Signature and Title)              /s/ Andrew Dakos
Andrew Dakos, President

Date      May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Andrew Dakos
Andrew Dakos, President

Date      May 26, 2011

By (Signature and Title)              /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date      May 19, 2011